SHELTON EMERGING MARKETS FUND
Portfolio of Investments (Expressed in U.S. Dollars) March 31, 2023

Security Description	Shares	Value
Common Stock (97.95%)

Brazil (6.75%)
Banco do Brasil SA	66,600	$514,360
Itausa SA	641,410	1,040,350
Petroleo Brasileiro SA	48,000	251,370
Total Brazil		1,806,080

China (26.47%)
Alibaba Group Holding Ltd*	95,100	1,216,317
BYD Co Ltd	16,700	488,876
CMOC Group Ltd	945,000	571,818
Fosun International Ltd	635,500	466,306
Fuyao Glass Industry Group Co Ltd (144A)	33,200	144,643
Ganfeng Lithium Group Co Ltd (144A)	24,500	152,307
Haier Smart Home Co Ltd	238,100	749,185
Hygeia Healthcare Holdings Co Ltd (144A)*	24,000	170,600
Kingsoft Corp Ltd	46,000	226,485
Kuaishou Technology (144A)*	43,000	331,129
NetEase Inc	14,000	246,116
Ping An Insurance Group Co of China Ltd	28,600	186,174
Xinyi Solar Holdings Ltd	354,383	424,810
Yadea Group Holdings Ltd (144A)	360,500	929,957
Zhuzhou CRRC Times Electric Co Ltd	78,000	339,327
Zijin Mining Group Co Ltd	261,100	436,388
Total China		7,080,438

Hong Kong (6.14%)
ASMPT Ltd	62,800	621,603
China Medical System Holdings Ltd	74,000	116,892
Kingboard Laminates Holdings Ltd	118,000	123,262
Shenzhen International Holdings Ltd	883,500	781,086
Total Hong Kong		1,642,843

India (9.72%)
Dr Reddy’s Laboratories Ltd	6,500	370,045
HDFC Bank Ltd	13,795	919,713
Infosys Ltd	48,148	839,701
Wipro Ltd	104,900	471,001
Total India		2,600,460

Indonesia (4.51%)
Astra International Tbk PT	496,900	199,025
Bank Rakyat Indonesia Persero Tbk PT	782,175	246,975
Indofood CBP Sukses Makmur Tbk PT	677,000	450,806
Sarana Menara Nusantara Tbk PT	2,566,200	158,460
United Tractors Tbk PT	78,400	152,299
Total Indonesia		1,207,565

Mexico (5.27%)
Kimberly-Clark de Mexico SAB de CV	304,900	642,709
Regional SAB de CV	100,300	766,063
Total Mexico		1,408,772

Philippines (3.41%)
Aboitiz Equity Ventures Inc	260,000	231,835
BDO Unibank Inc	85,700	202,882
Manila Electric Co	42,000	240,641
Metropolitan Bank & Trust Co	220,700	237,858
Total Philippines		913,216

South Africa (1.84%)
Gold Fields Ltd	37,000	492,538

South Korea (14.97%)
CJ CheilJedang Corp*	600	149,782
Dentium Co Ltd	7,900	845,111
Doosan Bobcat Inc	5,100	170,664
F&F Co Ltd / New	1,800	192,281
Hyundai Motor Co	1,767	249,645
Samsung Electronics Co Ltd	24,612	1,206,193
Samsung Fire & Marine Insurance Co Ltd	2,000	315,491
Samsung SDI Co Ltd	1,142	642,752
SK Innovation Co Ltd*	1,700	233,410
Total South Korea		4,005,329

Taiwan (14.54%)
Accton Technology Corp	86,300	901,106
MediaTek Inc	28,700	739,318
Sporton International Inc	28,450	251,432
Taiwan Semiconductor Manufacturing Co Ltd	98,500	1,718,456
Zhen Ding Technology Holding Ltd	75,000	279,860
Total Taiwan		3,890,172

Turkey (3.31%)
BIM Birlesik Magazalar AS	96,500	747,898
KOC Holding AS	34,700	138,355
Total Turkey		886,253

Uruguay (1.01%)
MercadoLibre Inc*	205	270,202

Total Common Stock (Cost $21,510,951)		26,203,868

United States Treasury Bills (1.87%)
4.368%, 04/18/2023 (Cost $499,037)	500,000	499,052

Total Investments (Cost $22,009,988) (99.82%)		$26,702,920
Other Net Assets (0.18%)		48,553
Net Assets (100.00%)		$26,751,473

* Non-income producing security.

(144A) Security was purchased pursuant to Rule 144A or Section 4(a)(2) under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of March 31, 2022, these securities had a total aggregate market value of $1,397,507, which represented approximately 5.22% of net assets.